Share Based Compensation (RSU Rollforward) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement, Restricted Shares [Line Items]
Restricted share expense	$ 3,739,000	$ 2,759,000
Restricted shares [Member]
Share-based Compensation Arrangement, Restricted Shares [Line Items]
Unvested units, beginning of year	399,000	322,000
Granted during the year	155,000	168,000
Vested during the year	(58,000)	(78,000)
Forfeited during the year		(13,000)
Unvested units, end of year	496,000	399,000
Weighted average remaining life	1 year 2 months 15 days	1 year 8 months 8 days
Restricted share expense	$ 3,739,000	$ 2,759,000